Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 328,512,000	$ 14,551,774,000
Revenue, related party		7,288,094,000
Total revenues	328,512,000	21,839,868,000
Cost of revenue	326,322,000	11,652,662,000
Cost of revenue, related party		7,303,516,000
Gross profit	2,190,000	2,883,690,000
Operating expenses:
Selling, general and administrative	2,440,000	3,187,054,000	624,000	2,115,924,000
Wages and benefits	741,000	1,026,034,000	36,000	144,000,000
Depreciation and amortization	1,988,000	1,598,742,000
Research and development				745,024,000
Total operating expenses	5,169,000	5,811,830,000	660,000	3,004,948,000
Loss from operations	(2,979,000)	(2,928,140,000)	(660,000)	(3,004,948,000)
Other income (expense):
Interest expense, net	(415,000)	(5,573,000)
Extinguishment of debt				(265,596,000)
Loss from change in fair value of contingent consideration	(5,914,000)	3,387,266,000
Other expense		(32,693,000)
Other income	3,000
Total other income (expense)	(6,326,000)	3,349,000,000		(265,596,000)
Income (loss) before income taxes	(9,305,000)	420,860,000	(660,000)	(3,270,544,000)
Income taxes (benefit)	100,000	(497,495,000)
Net income (loss)	(9,405,000)	918,355,000	(660,000)	(3,270,544,000)
Net income (loss) attributable to Non-controlling interests
Net income (loss) attributable to the Company	(9,405,000)	918,355,000	(660,000)	(3,270,544,000)
Other comprehensive income (loss):
Foreign currency translation income (loss)	(87,000)	132,551,000
Total comprehensive income (loss)	$ (9,492,000)	$ 1,050,906,000	$ (660,000)	$ (3,270,544,000)
Net Income (loss) per share attributable to the Company
Basic (in Dollars per share)	$ (0.11)	$ 0.01	$ (0.01)	$ (0.06)
Diluted (in Dollars per share)	$ (0.11)	$ 0.01	$ (0.01)	$ (0.06)
Weighted average shares outstanding
Basic (in Shares)	88,983,938	73,438,957	67,699,302	57,925,034
Diluted (in Shares)	88,983,938	76,406,977	67,699,302	57,925,034